Inventories - Impairment allowance roll forward (Details) - Inventory Valuation Reserve - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Movement In Valuation Allowances And Reserves1 [Roll Forward]
Beginning Balance	$ 1,717	$ 4,436
Currency translation	(60)	535
Addition	3,788	3,308
Utilization	(252)	(2,494)
Release	(181)	(758)
Ending Balance	$ 5,012	$ 5,027